Other Financial Assets And Liabilities - Effect on Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
- foreign currency forward contracts
Disclosure of detailed information about hedging instruments [line items]
Share of foreign exchange fluctuation reserve of joint ventures and associates	$ (76,101)	$ 37,481
Amount of Gains (Losses) Reclassified from Accumulated OCI to cost of Property, Plant and Equipment	(6,447)	(470)
Amounts of Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	10,826	12,294
Amount of Gain (Losses) Recognized into income (Ineffective Portion)	1,066	40
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Share of foreign exchange fluctuation reserve of joint ventures and associates	20,655	(36,726)
Amount of Gains (Losses) Reclassified from Accumulated OCI to cost of Property, Plant and Equipment	0	0
Amounts of Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	(4,703)	0
Amount of Gain (Losses) Recognized into income (Ineffective Portion)	267	(277)
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Share of foreign exchange fluctuation reserve of joint ventures and associates	(2,146)	(23,001)
Amount of Gains (Losses) Reclassified from Accumulated OCI to cost of Property, Plant and Equipment	0	0
Amounts of Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	(9,773)	0
Amount of Gain (Losses) Recognized into income (Ineffective Portion)	(1,201)	564
Commodity hedge
Disclosure of detailed information about hedging instruments [line items]
Share of foreign exchange fluctuation reserve of joint ventures and associates	29,352	9,162
Amount of Gains (Losses) Reclassified from Accumulated OCI to cost of Property, Plant and Equipment	0	0
Amounts of Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)	24,201	0
Amount of Gain (Losses) Recognized into income (Ineffective Portion)	$ 9	$ 0